Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 26:- SUBSEQUENT EVENTS

1.	On 4 February 2025, Matrix completed the acquisition of 70% of the share capital of Gav Systems Ltd. (“Gav Systems”) and Gav Expert Ltd. (“Gav Expert”) for a total consideration of approximately NIS 45,500 thousand (approximately $12,476). Pursuant to the agreement, Matrix and the seller hold mutual options for the sale and purchase of the seller’s remaining shares in Gav Systems and Gav Expert. Gav Systems and Gav Expert provide outsourcing services, primarily in the form of computing and software personnel. Matrix is expected to consolidate the operating results of Gav Systems and Gav Expert in its financial statements as of the beginning of the first quarter of 2025.

2.	On March 10 , 2025, Matrix and Magic entered into a Memorandum of Understanding (MOU) for the purpose of negotiating a definitive agreement regarding a merger, under which Matrix will acquire the entire share capital of Magic on a fully diluted basis, by way of a reverse triangular merger, upon completion of which Magic will become a private wholly-owned (100%) subsidiary of Matrix (the “Merger”). Ordinary shares of Matrix will continue to be traded exclusively on the Tel-Aviv Stock Exchange Ltd. (the “TASE”). Magic’s ordinary shares are expected to be delisted from trading on the TASE and NASDAQ. The MOU is intended to set out the main agreements reached between Matrix and Magic, their respective audit committees and board of directors, including their agreement on the Merger consideration. The MOU is not legally binding, except for the provisions of Disclosure, Governing Law and Jurisdiction and Binding Effect.

Magic’s shareholders will receive merger consideration in Matrix shares, based on the relative valuations of both companies presented by the their committees’ financial advisors and the derived exchange ratio derived of 31.125%/68.875% (Magic and Matrix, respectively), such that immediately following the Merger, Magic’s shareholders will hold 31.125% of the issued and outstanding share capital of Matrix, and the shareholders who held Matrix’s shares prior to the Merger will hold 68.875%, both on a fully diluted basis (the “Consideration Shares” or the “Merger Consideration”). The companies may distribute dividends in accordance with the provisions of their respective distribution policies as in effect on the date of the MOU (and in any event, up to 75% of their respective net profits attributable to shareholders), for the year 2024 and for the first and second quarters of 2025, without it affecting the agreed relative valuation ratio of 31.125%/68.875%. The Merger is expected to be accounted for in Matrix’s financial statements using the pooling of interest method, whereby the company’s assets and liabilities will be recorded at their book value. Accordingly, no original goodwill will be recognized upon acquisition, and consequently, no subsequent amortization of original goodwill will be recorded.

The consummation of the Merger will be subject to conditions to be determined in the definitive agreement, including: (1) obtaining each of the companies’ shareholders’ general meeting approval to the Merger, by a special majority of the minority shareholders as required under Israeli law; (2) obtaining all regulatory approvals required for the consummation of the Merger; (3) obtaining third party approvals to the Merger, as will be specified in the definitive agreement; (4) obtaining a pre-ruling from the Israeli Tax Authority in connection with the Merger and to postpone the tax liability of shareholders; and (5) completing the reporting and disclosure documents required to be published by the Companies under applicable law for the Merger’s execution and the issuance of the Consideration Shares.

3.	During the first quarter of 2025, Sapiens completed the acquisition of 100% of the share capital of a Canadian company which focuses on life insurance industry, for a total cash consideration of $6,485. In addition, Sapiens completed the acquisition of 60% of the share capital of a Spanish company which focuses on life insurance industry in Europe and Latin America, for a total cash consideration of $10,884.
4.	On March 11, 2025, based on the results of the Fourth quarter ending December 31, 2024, Matrix’s board of directors approved the distribution of a cash dividend of NIS 0.82 per common share (approximately $0.22 per common share) for a total amount of approximately NIS 52,088 thousand (approximately $14,282) . The total cash dividend distribution will be paid on April 8, 2025.

5.	On March 11, 2025, in accordance with its dividend distribution policy, Magic’s board of directors declared a semi-annual cash dividend of $0.327 per ordinary share for a total amount of approximately $16,055. The total cash dividend will be paid on May 7, 2025, which together with prior dividend distribution declared on November 18, 2024 and paid on January 8, 2025, amount to $27,642 million, reflecting approximately 75% of Magic’s distributable profits for the year 2024.

6.	On March 18, 2025, in accordance with its dividend distribution policy, TSG’s board of directors approved the distribution of a cash dividend for a total amount of approximately NIS 5,000 thousand (approximately $1,371). The total cash dividend will be paid on April 1, 2025.

7.	On March 20, 2025, in accordance with the Company’s dividend distribution policy , the Company’s board of directors approved the distribution of a cash dividend in an amount of NIS 3.45 per share (approximately $0.94 per share) and in an aggregate amount of approximately NIS 52,898 thousand (approximately $14,504). The total cash dividend will be paid on May 14, 2025.

8.	On March 25, 2025, in accordance with its dividend distribution policy, Sapiens’s board of directors approved the distribution of a cash dividend of $0.30 per common share for a total amount of approximately $16,766. In addition, Sapiens’ board of directors has approved the distribution of a special cash dividend of $0.36 per common share for a total amount of approximately $20,119. The aggregate cash dividend of $0.66 per common share, or $36,885, will be paid on April 16, 2025.

9.	On March 31, 2025, following the exercise of a put option, Michpal acquired all remaining outstanding shares of Formally Smart Form System Ltd., for a total consideration of NIS 28,200 thousand (approximately $7,732).

10.	On April 22, 2025 Sapiens announced the acquisition of Candela Labs, a leading intelligent automation company servicing blue-chip, APAC-based insurance clients. This strategic move aims to enhance Sapiens’ life product portfolio and expand its presence in the APAC region. The transaction is subject to customary closing conditions and expected to close during the second quarter of 2025. Candela offers an end-to-end insurance automation platform along with digital services and solutions. Candela has 23 customers, primarily in Singapore, Malaysia, Thailand, Hong Kong and South Africa. The Candela team of over 100 employees is mainly in Bangalore, India. Candela is currently part of Azentio, a Singapore-based company. The acquisition of Candela is structured as a cash transaction. Candela non-GAAP full year 2024 revenues were approximately $8,000 . Sapiens will pay an aggregate cash consideration of $22,000. The acquisition will be accretive to profit starting from the fourth quarter of 2025. The transaction is expected to be completed during the second quarter of 2025. Upon completion, Candela will become wholly owned by Sapiens.
11.	On April 28, 2025, Sapiens announced that it had entered into definitive agreements to acquire AdvantageGo, a leading provider of commercial insurance software solutions specializing in underwriting workbench capabilities for both the London market and global commercial markets. The transaction is expected to close during the second quarter of 2025, at which point AdvantageGo will become a wholly owned subsidiary of Sapiens. The acquisition is structured as a cash transaction, based on an enterprise value of £43,000 (approximately $55,900).

12.

In April 2025, Magic completed a transaction to acquire additional ordinary shares of its subsidiary CommIT Technology Solutions Ltd. (“CommIT”). Pursuant to the transaction, Magic’s ownership interest in CommIT increased from 68.15% to approximately 79.32% on a fully diluted basis. The aggregate cash consideration paid to the selling shareholders amounted to approximately NIS 50,400 thousand (approximately $13,820). Following the transaction, CommIT remains a consolidated subsidiary of Magic. The transaction will be accounted for as an equity transaction with non-controlling interests in accordance with IFRS 10, and no gain or loss will be recognized in profit or loss.